Employee Stock Compensation Plans - Allocated Compensation, Assumptions and Shares Available (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	$ 33	$ 21	$ 12
Tax Benefit	(10)	(7)	(3)
Total stock-based compensation (net of tax)	23	14	9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.04%	2.27%	1.98%
Expected volatility	40.40%	46.80%	44.10%
Expected holding period (in years)	5.1	4.8	5.0
Stock Incentive Plan, 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	17
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	6	6	14
Weighted average fair value of option granted (in dollars per share)	$ 7.38	$ 5.49	$ 4.78
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	$ 27	$ 15	$ (2)